Investment in Associate	6 Months Ended
Dec. 31, 2024
Investment in Associate [Abstract]
INVESTMENT IN ASSOCIATE
13.	INVESTMENT IN ASSOCIATE

	31 December 2024 $	30 June 2024 $
Investments in associates	344,953	343,239

a)	Investment details

	31 December 2024 $	30 June 2024 $
Percentage held at reporting date – EV Resources (i)	20%	20%

(i)	On 29 February 2024 upon completion of the Transaction, European Lithium Ltd transferred to the Group a 20% interest in EV Resources GmbH (previously Jadar Lithium GmbH), the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project. The initial investment was valued at $345,502 upon completion of the Transaction based on the carrying value of the investments in the accounts of European Lithium Ltd at the date of the transfer.

b)	Movement in the carrying amount of the investment in associates

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	343,239	-
Initial investment	-	345,502
Share of net profit/(losses) recognised during the period	1,714	(2,263)
Balance at end of period	344,953	343,239

c)	Summarised financial information based on unaudited accounts

EV Resources GmbH

	31 December 2024 $	30 June 2024 $
Current assets	1,077	3,415
Non-current assets	297,639	300,384
Current liabilities	(413,812)	(431,372)
Non-current liabilities	-	-
Equity	(115,096)	(127,573)

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 31 December 2024.

	31 December 2024 $	30 June 2024 $
Revenue and other income	-	-
Depreciation	-	-
Profit/(loss) before tax	8,570	(11,315)
Income tax expense	-	-
Profit/(loss) for the period	8,570	(11,315)
Total comprehensive (loss) for the period	-	-
Group’s share of profit/(loss) for the period	1,714	(2,263)
d)	Impairment assessment

The carrying amount of the investments in associates were assessed for impairment at 31 December 2024. As at 31 December 2024, management are of the view that no indication of impairment at the reporting date.